As filed with the Securities and Exchange Commission on March 16, 2012

Securities Act File No. 333-146327

Investment Company Act File No. 811-22128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

 (Check appropriate box or boxes.)

FOCUSSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (201) 930-8500

Erik Liik

FocusShares, LLC

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.

Katten Muchin Rosenman LLP

575 Madison Avenue

 New York, New York 10022-2511

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b)

☐   On ______________ pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   On (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of March, 2012.

FOCUSSHARES TRUST

By:	/s/ Erik Liik
Erik Liik
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

*	Trustee	March 16, 2012
Karl-Otto Hartmann

*	Trustee	March 16, 2012
Christopher C. Fox

*	Trustee	March 16, 2012
Joan D. Malloy

*	Trustee	March 16, 2012
Patricia A. Milon

/s/ Erik Liik	President	March 16, 2012
Erik Liik	(Principal Executive Officer)

/s/ Brent C. Arvidson	Chief Financial Officer and Treasurer	March 16, 2012
Brent C. Arvidson	(Principal Financial Officer)

*By:	/s/ Erik Liik
Erik Liik
Attorney in fact

* An original power of attorney authorizing Erik Liik and Patricia A. Milon, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference to the post-effective amendment number 20 (under the Securities Act of 1933) and amendment number 21 (under the Investment Company Act of 1940) filed on Form N-1A/A for Registrant to the Registration Statement on February 3, 2011.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase